Demand Note Payable to Member	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Demand Note Payable to Member
Note 7.	Demand Note Payable to Member

The Company has received cash advances to support its operations from an entity controlled by the majority member of the former limited liability company (also the Chairman and CEO of the Company). These cash advances accrued interest at 8.0% annually and were payable on demand. The Company formalized these cash advances in the form of a line of credit with the entity in 2012.

At December 31, 2012, the line of credit balance outstanding on these advances, including accrued interest, was approximately $8,666. In January and February 2013, approximately $1,219 in additional amounts (including accrued interest) were added to the outstanding line of credit, including the conversion of preferred stock dividends payable of approximately $1,133 by the principal preferred stock holder (also the majority member of the former limited liability company and Chairman and CEO of the Company) to amounts payable under the line of credit. On February 14, 2013, the Company repaid all outstanding amounts on the line of credit (approximately $9,885) and retired the arrangement.

Note 8. Demand Note Payable to Member

During 2012, the Company received cash advances to support current operations from an entity controlled by the Company’s majority member. These advances accrued interest at 8.0% annually and were payable on demand. The Company formalized these cash advances in the form of a line of credit with the entity during 2012. At December 31, 2012, the line of credit balance outstanding on these advances, including accrued interest, was approximately $8,666. On February 14, 2013, amounts payable on the line of credit, including accrued interest, were paid in-full and the line of credit agreement was retired. Refer to Note 19.

During 2011, the Company received cash advances to support current operations from an entity controlled by the Company’s majority member. These advances accrued interest at 8.0% annually and were payable on demand. At December 30, 2011, the outstanding balance on these advances, including accrued interest, was approximately $18,984. On December 30, 2011, the Company entered into a debt conversion agreement with the Company’s majority member which effectively converted the $18,984 to redeemable preferred units in the Company. Refer to Note 11.